As filed with the Securities and Exchange Commission on May 30, 2012

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2012 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 91.29%                       $ 38,539,292
            =========================================================
            (Cost $35,000,284)

            APPAREL CLOTHING - 10.88%                       4,591,292
            ---------------------------------------------------------
 26,570     Michael Kors Holdings Ltd.*                     1,237,896
  8,290     Ralph Lauren Corp.                              1,445,196
 20,300     Under Armour, Inc. (Class A)*                   1,908,200

            COMMUNICATIONS EQUIPMENT - 0.00%                      681
            ---------------------------------------------------------
     10     QUALCOMM, Inc.                                        681

            COMPUTER HARDWARE - 12.54%                      5,294,026
            ---------------------------------------------------------
  8,830     Apple, Inc.                                     5,294,026

            GROCERY STORES - 2.95%                          1,244,256
            ---------------------------------------------------------
 14,955     Whole Foods Market, Inc.                        1,244,256

            INTERNET SOFTWARE & SERVICES - 32.03%          13,523,078
            ---------------------------------------------------------
 12,435     Amazon.com, Inc.*                               2,518,212
  8,730     Baidu, Inc. - ADR*                              1,272,572
      5     Google, Inc. (Class A)*                             3,206
 12,140     Netflix, Inc.*                                  1,396,586
 22,525     LinkedIn Corp.*                                 2,297,325
  5,450     Priceline.com, Inc.*                            3,910,375
      5     Rackspace Hosting, Inc.*                              289
 13,750     Salesforce.com, Inc.*                           2,124,513

            MEDICAL APPLIANCES & EQUIPMENT - 3.78%          1,598,162
            ---------------------------------------------------------
  2,950     Intuitive Surgical, Inc.*                       1,598,162

            NETWORKING & TELECOM EQUIPMENT - 0.00%                254
            ---------------------------------------------------------
      5     Juniper Networks, Inc.*                               114
      5     Riverbed Technology, Inc.*                            140

            RESTAURANTS - 5.10%                             2,151,415
            ---------------------------------------------------------
  5,145     Chipotle Mexican Grill, Inc. (Class A)*         2,150,610
      5     Panera Bread (Class A)*                               805

            RETAIL - 8.86%                                  3,740,228
            ---------------------------------------------------------
 22,320     Tractor Supply Co.                              2,021,299
 18,505     Ulta Salon, Cosmetics & Fragrance, Inc.*        1,718,929

            SEMICONDUCTORS - 0.00%                                393
            ---------------------------------------------------------
     10     Broadcom Corp. (Class A)*                             393

            SOFTWARE - 15.15%                               6,395,134
            ---------------------------------------------------------
 12,000     F5 Networks, Inc.*                              1,619,520
      5     Fortinet, Inc.*                                       138
     10     NetSuite, Inc*                                        503
 39,190     SolarWinds, Inc.*                               1,514,694
 37,925     TIBCO Software, Inc.*                           1,156,713
 18,720     VMware, Inc. (Class A)*                         2,103,566

            STORAGE DEVICES - 0.00%                               373
            ---------------------------------------------------------
      5     EMC Corp.*                                            149
      5     NetApp, Inc.*                                         224

            EXCHANGE TRADED FUNDS - 6.83%                   2,883,092
            =========================================================
            (Cost $2,814,267)
 21,805     PowerShares QQQ                                 1,472,928
 11,855     ProShares Ultra QQQ                             1,410,164


            TOTAL INVESTMENT SECURITIES - 98.12%           41,422,384
            =========================================================
            (Cost $37,814,551)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.88%     795,766
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 42,218,150
            =========================================================
            Equivalent to $14.69 per share


   *Non-income producing
   ADR - American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments                  $ 37,814,551
                                       ==========
Gross unrealized appreciation           3,718,028
Gross unrealized depreciation            (110,195)
                                       ----------
Net unrealized appreciation          $  3,607,833


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determine din good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-cussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:


Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2012:

                                       Level 1   Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services   $  13,523,078     -        -   $  13,523,078
   Software                           6,395,134     -        -       6,395,134
   Computer Hardware                  5,294,026     -        -       5,294,026
   Apparel Clothing                   4,591,292     -        -       4,591,292
   Retail                             3,740,228     -        -       3,740,228
   Restaurants                        2,151,415     -        -       2,151,415
   Medical Appliances & Equipment     1,598,162     -        -       1,598,162
   Grocery Stores                     1,244,256     -        -       1,244,256
   Communications Equipment                 681     -        -             681
   Semiconductors                           393     -        -             393
   Storage Devices                          373     -        -             373
   Networking & Telecom Equipment           254     -        -             254
                                    ------------------------------------------
Total Common Stocks                  38,539,292     -        -      38,539,292

Exchange Traded Funds                 2,883,092     -        -       2,883,092
                                    ------------------------------------------
Total Investments                 $  41,422,384     -        -   $  41,422,384
------------------------------------------------------------------------------

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management has evaluated the impact of these amend-ments and does not believe they will have a material impact on the Company's financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: May 30, 2012


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
President, Treasurer and Chief Executive Officer

Date: May 30, 2012